Related party transactions - Key management personnel compensation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Salaries and other short term employee benefits (including bonuses)	£ 1,455	£ 883
Payments to defined contribution pension schemes	4	1
Share-based payment expense	2,563	795
Key management compensation	£ 4,022	£ 1,679